Notes Related to the Consolidated Statements of Financial Position - Sensitivity Analysis for the Valuation of Warrants (Details) € in Thousands	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Derivative liabilities - non current portion	€ 288	€ 0	€ 0
Price of underlying share
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Price of underlying share (euro per share) | € / shares	7.11
Derivatives | Warrants
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Fair value of warrants if underlying share price decrease by 10% and volatility decrease by 10 percentage points	€ 165
Fair value of warrants if volatility decrease by 10 percentage points	221
Fair value of warrants if underlying share price decrease by 10% and volatility increase by 10 percentage points	284
Fair value of warrants if underlying share price decrease by 10%	226
Derivative liabilities - non current portion	288
Fair value of warrants if underlying share price increase by 10%	357
Fair value of warrants if underlying share price increase by 10% and volatility decrease by 10 percentage points	286
Fair value of warrants if volatility increase by 10 percentage points	355
Fair value of warrants if underlying share price increase by 10% and volatility increase by 10 percentage points	€ 428